Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [abstract]
Intangible Assets

Note 11 – Intangible Assets

Computer software	2017	2016
Net book value December 31,	$203	$215
Additions	25	48
Amortization	(57)	(56)
Foreign exchange	9	(4)
Net book value December 31,	$180	$203

Total cost	$2,043	$2,030
Total accumulated depreciation	(1,863)	(1,827)
Net book value December 31,	$180	$203

Amortization of $57 (2016 – $56) is included in the consolidated statements of operations and comprehensive loss in selling, general and administrative expenses.